Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Payables [Abstract]
Schedule of Other Current Payable

	As at December 31,
	2017	2016
	$000’s	$000’s
Austria gaming duty	—	7,245
VAT payable	12,990	—
Customer rewards	29,508	40,396
Brokerage account payable	—	7,397
Bonuses payable to employees	195	1,550
Other payables	21	—
Total current portion of other payable	42,714	56,588